Trade Accounts Receivable, Net (Detail) - Discontinued Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Trade Accounts Receivable [Line Items]
Trade accounts receivable	$ 4,741	$ 3,952
Estimated sales returns and allowances	(197)	(169)
Allowance for doubtful accounts	(35)	(47)
Trade accounts receivable, net	$ 4,509	$ 3,736